Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt [Abstract]
Debt
Note 4:  Line of credit

At March 31, 2012, the Company had available a credit facility with Access Business Finance, LLC ("Access") under which the Company may borrow up to a maximum of $3 million based on a borrowing base equivalent of 75% of eligible accounts receivable.  The terms of the line of credit are:  the minimum monthly interest payment is $1,000; the interest rate is Prime plus 5% but not less than 8.25%; and the early termination fee is $6,000.  The renewal date is September 1, 2012.  The Company's obligations under the agreement are secured by its assets.    As of March 31, 2012, the Company had not borrowed on its line of credit.

Note 7– DEBT

For the years ended December 31, 2011, 2010, and 2009, interest expense includes interest paid or accrued, of approximately $74 thousand, $87 thousand, and $76 thousand, respectively, on outstanding debt. For the year ended December 31, 2009, approximately $0.4 million of deferred debt issuance costs were amortized to interest expense.

Line of Credit

2011

At December 31, 2011, the Company had available a credit facility with Access Business Finance, LLC ("Access") under which the Company may borrow up to a maximum of $3 million based on a borrowing base equivalent of 75% of eligible accounts receivable. The terms of the line of credit were amended as follows: the minimum monthly interest payment has decreased from $5,000 to $1,000; the interest rate has increased from Prime plus 4% but not less than 7.25% to Prime plus 5% but not less than 8.25%; the collateral management fee has decreased from .4% to 0%; the early termination fee has decreased from $18,000 to $6,000; and the borrowing minimum monthly income has decreased from $6,000 to $2,000. The renewal date is September 1, 2012.

The Company paid $30,000 in loan fees to Access which were charged to prepaid expense and will be amortized over the life of the Agreement. The Company's obligations under the agreement are secured by its assets. As of December 31, 2011, the Company had not borrowed on its line of credit.

2010

At December 31, 2010, the Company had available a credit facility with Access Business Finance, LLC ("Access") under which the Company may borrow up to a maximum of $3 million based on a borrowing base equivalent of 75% of eligible accounts receivable. The terms of the credit facility are unchanged from 2009. The renewal date is September 1, 2011. The Company paid $30,000 in loan fees to Access which were charged to prepaid expense and will be amortized over the life of the Agreement. As of December 31, 2010, the Company had not borrowed on its line of credit.

2009

At December 31, 2009, the Company had available a credit facility with Access under which the Company may borrow up to a maximum of $3 million based on a borrowing base equivalent of 75% of eligible accounts receivable. The interest on the line of credit is equal to the Prime Rate plus 4.00% but may not be less than 7.25% with a minimum monthly interest payment of $5,000. The term of the agreement with Access is for one year and automatically renews for successive one year terms unless, at least 60 days prior to the end of the current term, the Company gives Access prior written notice of its intent not to renew or if Access, at least ten days prior to the end of the current term, gives the Company written notice of its intent not to renew. The renewal date is September 1, 2010. The Company's obligations under the agreement are secured by its assets. The Company paid $25,000 in loan fees to Access which were charged to prepaid expense and will be amortized over the life of the Agreement. As of December 31, 2009, the Company had not borrowed on its line of credit.

Prior to Access, the Company had a line of credit with Moriah Capital, L. P. ("Moriah") which matured on August 7, 2009 and was not renewed.